Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not take material nonpublic information into account when determining the grant timing and terms of equity awards, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such awards in the first quarter of each fiscal year. This timing was selected because it aligns with our evaluation of our performance against the goals we set for our executives for the prior year and the setting of such goals for the current year. We also grant equity awards on other dates to newly hired employees and periodically in connection with promotions or to improve competitiveness and to position employees appropriately to benchmarks. In fiscal year 2025, we did not grant new awards of stock options, stock appreciation rights, or similar option-like instruments to our NEOs.

Award Timing Method	the Compensation Committee has historically granted such awards in the first quarter of each fiscal year. This timing was selected because it aligns with our evaluation of our performance against the goals we set for our executives for the prior year and the setting of such goals for the current year.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take material nonpublic information into account when determining the grant timing and terms of equity awards, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.the Compensation Committee has historically granted such awards in the first quarter of each fiscal yearWe also grant equity awards on other dates to newly hired employees and periodically in connection with promotions or to improve competitiveness and to position employees appropriately to benchmarks
MNPI Disclosure Timed for Compensation Value	false